Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (6,093)	$ (9,501)	$ (10,236)
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	(503)	(118)	578
Other	22	53	51
Other Comprehensive Income (Loss)	(481)	(65)	630
Total Comprehensive Income (Loss)	$ (6,574)	$ (9,567)	$ (9,606)